Contents of Significant Accounts - Summary of Assumptions Used for Compensation Cost for Cash-settled Share-based Payment Measured at Fair Value on Grant Date by using Black-Scholes Option Pricing Model (Detail) - Stock Appreciation Right Plan For Employees [Member]
12 Months Ended
Dec. 31, 2022 yr $ / shares
Granted in September 2020 [Member]
Statement [Line Items]
Share price of measurement date (NT$/ per share) | $ / shares	$ 40.7
Expected dividend yield	5.50%
Granted in June 2021 [Member]
Statement [Line Items]
Share price of measurement date (NT$/ per share) | $ / shares	$ 40.7
Expected dividend yield	5.50%
Bottom of range [member] | Granted in September 2020 [Member]
Statement [Line Items]
Expected volatility	38.96%
Expected life	0.67
Risk-free interest rate	0.95%
Bottom of range [member] | Granted in June 2021 [Member]
Statement [Line Items]
Expected volatility	36.35%
Expected life	0.44
Risk-free interest rate	0.92%
Top of range [member] | Granted in September 2020 [Member]
Statement [Line Items]
Expected volatility	40.38%
Expected life	1.67
Risk-free interest rate	1.08%
Top of range [member] | Granted in June 2021 [Member]
Statement [Line Items]
Expected volatility	44.77%
Expected life	2.44
Risk-free interest rate	1.13%